Shareholder Report, Average Annual Return (Details) 216631_Pathfinder Focused Opportunities ETF_TF_TSR Annual {TF}	8 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Pathfinder Focused Opportunities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pathfinder Focused Opportunities ETF
Average Annual Return, Percent	(6.75%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Average Annual Return, Percent	12.31%